3. PATENTS (March 2014 note)	12 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS

3. PATENTS

Patents consist of the following:

	March 31, 2014	March 31, 2013
Patents	$157,442	$157,442
Patents pending and trademarks	54,203	54,203
Accumulated amortization	(99,156)	(89,992)
	$112,489	$121,653

Amortization expense for patents for the years ended March 31, 2014 and 2013 approximated $9,000. Future amortization expense on patents is estimated to be approximately $9,000 per year based on the estimated life of the patents. The weighted average remaining life of our patents is approximately 6.5 years.